SUBSEQUENT EVENTS (Details) - USD ($)		6 Months Ended
	Jul. 02, 2021	Jun. 30, 2021
SUBSEQUENT EVENTS (Details) [Line Items]
Agreement principal amount (in Dollars)		$ 12,500
Issuance of interest rate		5.00%
Discount to the closing price per share		8.00%
Optional redemption rate (in Dollars per share)		$ 6.44
Convertible note (in Dollars)		$ 12,500,000
Closing price per share, description		the Nasdaq Capital Market is below $7.00 for 15 consecutive trading days, neither party will be permitted to redeem any portion of the Convertible Note until the closing price per common share has been above $7.00 for 15 consecutive trading days, and the holder of the Convertible Note may elect to receive cash repayment of principal and accrued interest on the Convertible Note, in an amount not to exceed $3,500,000 in any 30 consecutive calendar day period, which amount shall be reduced to $2,000,000 when the principal on the Convertible Note is less than $12,500,000.
Outstanding common shares, percentage		9.99%
Increase interest rate		5.00%
Debt convertible note percent		10.00%
Convertable cash equal percent		0.75%
Aggregate outstanding principal amount rate		90.00%
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Grant of RSUs, description	the Company granted 431,566 additional RSUs to employees with 4 years vesting period available under the 2020 Earnout Award Plan. Please refer to Note 13 for more details on the 2020 Earnout Plan.
2024 Notes Purchase Agreement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Agreement principal amount (in Dollars)		$ 25,000
Per share price (in Dollars per share)		$ 13.50